STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance outstanding at beginning | shares	282,119
Issuance of restricted stock | shares	140,910
Restrictions lapsed | shares	(423,029)
Balance outstanding at end | shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Rollforward]
Balance outstanding at beginning | $ / shares	$ 0.24
Issuance of restricted stock | $ / shares	0.22
Restrictions lapsed | $ / shares	0.23
Balance outstanding at end | $ / shares